Investments in associates and joint ventures (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Current Assets	$ 227,724	$ 260,910
Non-current Assets	2,014,041	2,382,939
Current Liabilities	274,913	264,792
Non-current Liabilities	814,415	940,213
Net assets	2,241,765	2,643,849
Revenues	328,546	331,721	$ 256,980
Comprehensive loss for the year	(33,803)	226,586	279,471
Total comprehensive income / (loss)	(37,619)	221,810	278,066
Cash of operating activities	103,505	135,586	101,535
Net cash generated from / (used in) investing activities	83,250	98,240	89,665
Cash of financing activities	(190,938)	(301,401)	$ (109,434)
Nuevo Puerto Santa Fe [Member]
Statement [Line Items]
Current Assets	2,148	2,166
Non-current Assets	10,735	11,600
Current Liabilities	724	1,152
Non-current Liabilities	3,673	3,830
Net assets	$ 8,486	$ 8,784
% ownership interest held	50.00%	50.00%
Interest in associate and joint venture	$ 4,243	$ 4,392
Goodwill and others	207	208
Book value	4,450	4,600
Revenues	4,084	4,075
Comprehensive loss for the year	585	846
Total comprehensive income / (loss)	585	846
Dividend distribution	(884)	(1,602)
Cash of operating activities	785	2,668
Net cash generated from / (used in) investing activities	215	(1,202)
Cash of financing activities	(1,172)	(1,856)
Changes in cash and cash equivalents	(172)	(390)
BHSA [Member]
Statement [Line Items]
Current Assets	1,633,715	1,932,586
Non-current Assets	617,196	517,340
Current Liabilities	1,856,705	2,128,200
Non-current Liabilities	42,558	24,495
Net assets	$ 351,648	$ 297,231
% ownership interest held	29.89%	29.91%
Interest in associate and joint venture	$ 105,108	$ 88,902
Goodwill and others	(1,318)	(40)
Book value	103,790	88,862
Revenues	1,427	626,247
Comprehensive loss for the year	97,803	38,290
Total comprehensive income / (loss)	97,803	38,290
Dividend distribution	(47,640)	0
Cash of operating activities	216,033	30,008
Net cash generated from / (used in) investing activities	(2,319)	(4,102)
Cash of financing activities	(17,640)	29,913
Changes in cash and cash equivalents	196,074	55,819
GCDI [Member]
Statement [Line Items]
Current Assets	28,010	55,350
Non-current Assets	89,654	99,378
Current Liabilities	66,113	66,768
Non-current Liabilities	46,763	62,380
Net assets	$ 4,788	$ 25,580
% ownership interest held	27.39%	27.82%
Interest in associate and joint venture	$ 1,312	$ 7,116
Goodwill and others	(26)	0
Book value	1,286	7,116
Revenues	37,193	49,859
Comprehensive loss for the year	(12,100)	988
Total comprehensive income / (loss)	(7,897)	1,861
Dividend distribution	0	0
Cash of operating activities	(857)	(2,092)
Net cash generated from / (used in) investing activities	969	1,861
Cash of financing activities	(684)	238
Changes in cash and cash equivalents	$ (572)	$ 7